Financial Instruments and Fair Value (Details) - Schedule of Reconciliation of Cash and Non-Cash Movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Cash and Non-Cash Movements [Abstract]
Financial Derivative Instrument,beginning balance	$ 1,801	$ 810
Contingent Liability,beginning balance	54,063	1,617
Financial Derivative Instrument, cash movements
Contingent Consideration, Cash movements
Financial Derivative Instrument, loans and borrowings repaid	(1,022)
Contingent Consideration, Loans and borrowings repaid	(250)
Financial Derivative Instrument, non-cash movements
Contingent Consideration, GPS Contingent Consideration		50,483
Contingent Consideration, Exact Sciences 5-year warrant	2,153
Financial Derivative Instrument, Innovatus embedded derivative convertible call option		1,026
Financial Derivative Instrument, Effective interest rate adjustment	(4)
Financial Derivative Instrument, Foreign exchange rate impact / other movements		(35)
Financial Derivative Instrument, fair value changes through profit and loss	(719)
Contingent Consideration, Fair value changes through profit and loss	9,996	1,963
Financial Derivative Instrument, Change to level 1 fair value hierarchy	136
Contingent Consideration, Non-cash movements
Financial Derivative Instrument, ending balance	192	1,801
Contingent Consideration, Ending balance	$ 65,962	$ 54,063